CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 94.4	$ 105.9	$ 61.9
Charter hire income for vessels on time charter	129.3	145.6	43.8
Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	53.9	67.8	37.8
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	31.2	26.2	24.1
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	9.2	11.9	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	94.4	105.9	61.9
Vessel | Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	53.9	67.8	37.8
Vessel | Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	31.2	26.2	24.1
Vessel | Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	9.2	11.9	0.0
Vessel | Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel | Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel | Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 0.0	$ 0.0	$ 0.0